Share-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
The following table summarizes activity of non-vested restricted stock awards for the year ended December 31, 2012:

	Restricted Shares	Weighted- Average Grant- Date Fair Value
Non-vested at January 1, 2012	3,770,021	$22.74
Granted[1]	1,015,273	$18.06
Vested	(722,825)	$24.53
Forfeited	(21,687)	$23.71
Non-vested at December 31, 2012	4,040,782	$21.24

1
During 2012, Federated awarded 480,773 shares of restricted Federated Class B common stock in connection with a bonus program in which certain key employees received a portion of their bonus in the form of restricted stock under the Plan. This restricted stock, which was granted on the bonus payment date and issued out of treasury, generally vests over a three-year period. Also during 2012, Federated awarded 534,500 shares of restricted Federated Class B common stock to certain key employees. The restricted stock awards generally vest over ten-year periods with restrictions on the vested portions of the awards lapsing on approximately the awards’ fifth- and tenth-year anniversaries.

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table summarizes the status of and changes in Federated’s stock option program for the year ended December 31, 2012:

	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in millions)
Outstanding at January 1, 2012	392,479	$29.72
Expired unexercised	(337,729)	$29.36
Outstanding at December 31, 2012[1]	54,750	$31.97	3.7	$0

1	All stock options outstanding at December 31, 2012 were also vested and exercisable.